CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 14,212,778	$ 2,178,204	¥ 5,270,204
Restricted cash	133,196	20,413	7,210
Accounts receivable, net	746,013	114,331	675,567
Financing receivables, net	492,159	75,427	511,124
Short-term investment	3,690,402	565,579	11,113,217
Inventories	53,070	8,133	43,845
Advances to suppliers	589,042	90,275	438,272
Prepayments and other current assets	2,334,688	357,805	1,964,506
Amounts due from related parties	73,278	11,230	74,312
Total current assets	22,324,626	3,421,397	20,098,257
Investments in equity investees	3,224,463	494,171	3,109,494
Property and equipment, net	18,565,161	2,845,235	12,470,632
Land use rights, net	4,360,673	668,302	2,508,860
Intangible assets, net	41,832	6,411	48,029
Operating lease right-of-use assets	876,259	134,293	901,956
Goodwill	4,241,541	650,045	4,241,541
Deferred tax assets	720,561	110,431	403,587
Long-term investments	1,842,000	282,299	946,180
Long-term financing receivables, net	1,970,340	301,968	549,775
Other non-current assets	537,294	82,344	612,191
Amounts due from related parties-non current	500,000	76,628
TOTAL ASSETS	59,204,750	9,073,524	45,890,502
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Short-term bank borrowings	1,432,929	219,606
Accounts payable	1,635,888	250,711	1,475,258
Notes payable	326,200	49,992
Advances from customers	1,119,666	171,596	1,210,887
Income tax payable	48,628	7,453	80,272
Amounts due to related parties	16,655	2,552	38,943
Operating lease liabilities, current	246,394	37,762	298,728
Acquisition consideration payable	22,942	3,516	22,942
Dividends payable	11,198	1,716	1,629
Other current liabilities	4,487,084	687,676	3,552,288
Total current liabilities	9,347,584	1,432,580	6,680,947
Non- current operating lease liabilities	502,481	77,008	504,442
Deferred tax liabilities	254,987	39,078	207,896
Other non-current liabilities			93,820
TOTAL LIABILITIES	10,105,052	1,548,666	7,487,105
Commitments and contingencies (Note 18)
Shareholders' equity
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 803,551,115 shares issued and 781,947,464 shares outstanding as of December 31, 2019; 855,301,115 shares issued and 828,869,972 shares outstanding as of December 31, 2020)	553	85	517
Additional paid-in capital	30,613,948	4,691,793	22,336,594
Treasury shares, at cost	(2,578,870)	(395,229)	(1,436,767)
Retained earnings	21,038,753	3,224,330	16,726,540
Accumulated other comprehensive income (loss)	(95,571)	(14,647)	675,720
ZTO Express (Cayman) Inc. shareholders' equity	48,978,813	7,506,332	38,302,604
Noncontrolling interests	120,885	18,526	100,793
Total Equity	49,099,698	7,524,858	38,403,397
TOTAL LIABILITIES AND EQUITY	¥ 59,204,750	$ 9,073,524	¥ 45,890,502